Provisions and other non-current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period	$ 714	$ 692	$ 761
Cash payments	(10)	(30)	(48)
Releases	(27)	(83)	(21)
Additions	82	124	7
Currency translation effects	50	11	(7)
Environmental liabilities provision at end of period	809	714	692
Less current provision	(167)	(122)	(58)
Non-current environmental remediation provisions at end of period	$ 642	$ 592	634
Continuing operations [member]
Environmental provision [roll forward]
Releases			(21)
Additions			$ 7